Investment property - Summary of assumptions used in valuation of investment property (Detail) - Investment property [member]	Dec. 31, 2021	Dec. 31, 2020
Average ERV
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	99.0	82.3
Long-term inflation
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	2.6	2.2
Long-term occupancy rate
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	98.4	98.7
Average growth rate of rental income
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	2.6	2.4
Average NOI margin
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	93.4	92.0
Discount rate
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	9.3	8.7